Deposits by Banks - Schedule of Deposits by Banks (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deposits from banks [line items]
Deposits from banks	£ 13,784	£ 9,769
Items in Course of Transmission [member]
Disclosure of deposits from banks [line items]
Deposits from banks	303	308
Securities Sold Under Repurchase Agreements [member]
Disclosure of deposits from banks [line items]
Deposits from banks	1,076	2,384
Deposits Held as Collateral [member]
Disclosure of deposits from banks [line items]
Deposits from banks	1,760	778
Other Deposits [member]
Disclosure of deposits from banks [line items]
Deposits from banks	£ 10,645	£ 6,299